Share based payments - Summary of RSU's outstanding (Details) - EquityInstruments	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share based payments
Outstanding at the beginning of the year	5,541,117	4,626,782	3,970,807
Granted during the period	2,173,335	1,699,690	1,235,245
Forfeited during the year	(40,376)	(30,750)	(12,000)
Outstanding at the end of the year	6,929,111	5,541,117	4,626,782
Restricted Stock Units (RSUs)
Share based payments
Outstanding at the beginning of the year	213,147	0
Granted during the period	128,769	213,147
Forfeited during the year	(1,052)
Paid in cash during the year	(27,268)
Outstanding at the end of the year	313,596	213,147	0
Plan 2019.I
Share based payments
Outstanding at the beginning of the year	33,000
Outstanding at the end of the year	33,000	33,000
Plan 2019.II
Share based payments
Outstanding at the beginning of the year	109,075
Paid in cash during the year	(27,268)
Outstanding at the end of the year	81,807	109,075
Plan 2019.III
Share based payments
Outstanding at the beginning of the year	71,072
Outstanding at the end of the year	71,072	71,072
Plan 2020.I
Share based payments
Granted during the period	55,928
Forfeited during the year	(1,052)
Outstanding at the end of the year	54,876
Plan 2020.II
Share based payments
Granted during the period	72,841
Outstanding at the end of the year	72,841